UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended June 30, 2008

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Tryphon Capital Advisers, Inc.

Address:  129 Chester Ave
          Moorestown, New Jersey 08057


13F File Number:  028-12952


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Dean Tripolitis
Title:    Trader
Phone:    (856) 231-1500


Signature, Place and Date of Signing:

/s/ Dean Tripolitis          Moorestown, New Jersey          August 14, 2008
-----------------------     -------------------------     ---------------------
      [Signature]                 [City, State]                  [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:    NONE

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                0

Form 13F Information Table Entry Total:          45

Form 13F Information Table Value Total:    $156,563
                                          (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.     Form 13F        File Number Name
---     ---------       -------------------------------
1.      028-12952

                                                     FORM 13F INFORMATION TABLE
                           Holdings Report by Fund, Security Description, Position, Security Description
                                                   Tryphon Capital Advisers, Inc.
                                                           June 30, 2008
COLUMN 1                         COLUMN 2      COLUMN 3   COLUMN 4       COLUMN 5        COLUMN 6   COLUMN 7        COULMN 8
                                                           VALUE    SHRS OR   SH/ PUT/   INVESTMT    OTHER      VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS  CUSIP       (x$1000)  PRN AMT   PRN CALL   DISCRETN   MANAGERS     SOLE    SHARED NONE
ABBOTT LABS                      COM                2824100         8575           155510SH      SOLE
AETERNA LAB                      COM                7975204          393            46050SH      SOLE
ALCON INC                        COM SHS         H01301102          1607            11400SH      SOLE
AMICUS THE                       COM             03152W109          1197            83598SH      SOLE
ARQULE INC                       COM             04267E107            34             9349SH      SOLE
ARRAY BIOPHARMA INC              COM             04269X105           835           117313SH      SOLE
ARYX THERAPEUTICS INC            COM               43387109           25             3251SH      SOLE
AUXILIUM PHARMACEUTICALS INC     COM             05334D107          1886            52083SH      SOLE
BAXTER INTL INC                  COM               71813109         8728           128811SH      SOLE
BIOMARIN PHARMACEUTICAL INC      COM             09061G101          9700           304127SH      SOLE
CELGENE CORP                     COM              151020104         4067            55448SH      SOLE
CIGNA CORP                       COM              125509109         5169           140627SH      SOLE
COGNIZANT TECHNOLOGY SOLUTIO     CL A             192446102         6015           210295SH      SOLE
COUGAR BIO                       COM              222083107         1315            41106SH      SOLE
DR REDDYS LABS LTD               ADR              256135203         2465           177802SH      SOLE
ENTEROMEDICS INC                 COM             29365M109             3              805SH      SOLE
GENENTECH INC                    COM NEW          368710406         5683            61305SH      SOLE
GENZYME CORP                     COM              372917104         5200            68555SH      SOLE
GILEAD SCIENCES INC              COM              375558103        20319           377625SH      SOLE
HOSPIRA INC                      COM              441060100           54             1400SH      SOLE
HUMANA INC                       COM              444859102        19015           440200SH      SOLE
ILLUMINA INC                     COM              452327109         3534            38290SH      SOLE
INTERMUNE INC                    COM             45884X103           164            10000SH      SOLE
INVERNESS MED INNOVATIONS IN     COM             46126P106          1684            50111SH      SOLE
MASIMO CORP                      COM              574795100         2873            77301SH      SOLE
METTLER TOLEDO INTERNATIONAL     COM              592688105        10778           102404SH      SOLE
MICRUS ENDOVASCULAR CORP         COM             59518V102           111             7747SH      SOLE
NOVO-NORDISK A S                 ADR              670100205         5203            81402SH      SOLE
NUVASIVE INC                     COM              670704105         3572            65810SH      SOLE
OMNICARE INC                     COM              681904108         1762            61065SH      SOLE
OMRIX BIOPHARMA                  COM              681989109         2479           137300SH      SOLE
PDL BIOPHARMA INC                COM             69329Y104           147            13258SH      SOLE
PHARMAXIS LTD                    SPON GDR        71715J105           660            15836SH      SOLE
PSYCHIATRIC SOLUTIONS INC        COM             74439H108           935            26392SH      SOLE
QUEST DIAGNOSTICS INC            COM             74834L100           417             7995SH      SOLE
SEATTLE GENETICS INC             COM              812578102         1757           162128SH      SOLE
SIGMA ALDRICH CORP               COM              826552101         1510            25247SH      SOLE
SONUS PHARMACEUTICALS INC        COM              835692104           29           104242SH      SOLE
ST JUDE MED INC                  COM              790849103         4735           103720SH      SOLE
STRYKER CORP                     COM              863667101         3610            56428SH      SOLE
SUCAMPO PHARMACEUTICALS INC      CL A             864909106          961            81710SH      SOLE
SUPERGEN INC                     COM              868059106          208           107928SH      SOLE
SYNGENTA AG                      SPONSORED ADR   87160A100          3897            66088SH      SOLE
TECHNE CORP                      COM              878377100         1717            21700SH      SOLE
VOLCANO CORP                     COM              928645100         1531           104820SH      SOLE


